Leases - Summary of expenses related to right-of-use assets and lease liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ (3,723)	€ (3,620)	€ (2,526)
Interest expenses form lease	(801)	(613)	(288)
Expenses relating to short-term leases	(1,548)	(144)	(60)
Expenses relating to low-value assets	(86)	(46)	(35)
Buildings [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(3,265)	(3,151)	(2,199)
Laboratory equipment [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(360)	(277)	(162)
IT and telecommunication [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(26)	(103)	(98)
Vehicles [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(72)	(66)	(59)
Other assets [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ 0	€ (23)	€ (8)